Document and Entity Information	12 Months Ended
Sep. 30, 2023 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Registrant Name	Birkenstock Holding plc
Entity Central Index Key	0001977102
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	182,721,369
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	BIRK
Security Exchange Name	NYSE
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Entity File Number	001-41836
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	1-2 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6EA
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Auditor Firm ID	1251
Auditor Name	Ernst & Young GmbH
Auditor Location	Cologne, Germany
Business Contact
Document Information [Line Items]
Local Phone Number	1534 835600
Contact Personnel Name	Dr. Johannes Liefke
Contact Personnel Email Address	ir@birkenstock-holding.com
Entity Address, Address Line One	1-2 Berkeley Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1J 6EA.
City Area Code	+44